Note 23 - Other liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Note 23 - Other liabilities
Disclosure of other non-current liabilities [text block]
	Year ended December 31,
	2024	2023
Post-employment benefits	131,564	117,506
Other long-term benefits	101,260	91,435
Miscellaneous	68,927	62,327
	301,751	271,268

Disclosure of net defined benefit liability (asset) [text block]
	Year ended December 31,
	2024	2023
Unfunded	129,032	112,532
Funded	2,532	4,974
	131,564	117,506
	Year ended December 31,
	2024	2023
Values at the beginning of the year	112,532	103,822
Current service cost	7,206	6,537
Interest cost	14,692	11,707
Curtailments and settlements	(131)	(675)
Remeasurements (*)	7,506	8,899
Translation differences	(6,865)	(12,687)
Increase due to business combinations (**)	-	4,531
Benefits paid from the plan	(8,345)	(8,762)
Other	2,437	(840)
At the end of the year	129,032	112,532

(*) For the year 2024 a loss of $1.6 million is attributable to demographic assumptions and a loss of $5.9 million to financial assumptions.

For the year 2023 a loss of $0.6 million is attributable to demographic assumptions and a loss of $8.3 million to financial assumptions.

(**) For the year 2024, related to Mattr’s pipe coating business unit acquisition. For more information see note 34.

For the year 2023, related to the GPC, Isoplus anticorrosion coating division and Mattr’s pipe coating business unit acquisitions.

	Year ended December 31,
	2024	2023
Present value of funded obligations	91,698	123,234
Fair value of plan assets	(102,653)	(134,052)
Asset (*)	(10,955)	(10,818)

(*) In 2024 and 2023, $13.5 million and $15.8 million corresponding to plans with surplus balances that were reclassified within other non-current assets, respectively, consequently the net post-employment benefits funded exposed as liabilities amounted to $2.5 million and $5.0 million respectively.

	Year ended December 31,
	2024	2023
At the beginning of the year	123,234	116,617
Translation differences	(5,627)	1,940
Current service cost	176	-
Interest cost	5,424	5,715
Remeasurements (*)	(182)	2,142
Increase due to business combinations (**)	-	4,708
Benefits paid	(8,300)	(8,459)
Other	(23,027)	571
At the end of the year	91,698	123,234

(*) For the year 2024 a loss of $0.1 million is attributable to demographic assumptions and a loss of $0.1 million to financial assumptions.

For the year 2023 a loss of $0.9 million is attributable to demographic assumptions and a loss of $1.3 million to financial assumptions.

(**) For the years 2024 and 2023, related to Mattr’s pipe coating business unit acquisition. For more information see note 34.

Disclosure of sensitivity analysis for actuarial assumptions [text block]
	Year ended December 31,
	2024	2023
Discount rate	3% - 8%	3% - 7%
Rate of compensation increase	2% - 6%	2% - 5%
	Year ended December 31,
	2024	2023
Discount rate	5% - 6%	5% - 5%
Rate of compensation increase	3% - 3%	0% - 3%

Disclosure of fair value of plan assets [text block]
	Year ended December 31,
	2024	2023
At the beginning of the year	(134,052)	(126,842)
Translation differences	7,047	(1,897)
Return on plan assets	(6,010)	(6,121)
Remeasurements	(302)	(4,225)
Increase due to business combinations (*)	-	(3,903)
Contributions paid to the plan	(1,269)	-
Benefits paid from the plan	8,300	8,459
Other	23,633	477
At the end of the year	(102,653)	(134,052)

(*) For the years 2024 and 2023, related to Mattr’s pipe coating business unit acquisition. For more information see note 34.

	Year ended December 31,
	2024	2023
Equity instruments	3%	18%
Debt instruments	60%	33%
Others (*)	37%	49%

(*) For the years 2024 and 2023, mainly include annuities purchased from an insurance company for the benefit of current and future retirees.

Disclosure of other current liabilities [text block]
	Year ended December 31,
	2024	2023
Payroll and social security payable	270,016	301,213
Shares to be settled under buyback program	243,264	86,240
Miscellaneous	72,495	35,192
	585,775	422,645